UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

Form 13F File Number: 028-11213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Douglas Troob
Title:            Managing Member
Phone:            (914) 694-5777

Signature, Place, and Date of Signing:

     /s/ Douglas Troob          White Plains, New York        August 11, 2008
     -----------------          ----------------------        --------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $8,223 (thousands)


List of Other Included Managers:

   None.


                                                            FORM 13F

QTR ENDED: 06/30/08                 Name of Reporting Manager:          Troob Capital Management LLC         (SEC USE ONLY)

        Item 1:            Item 2:          Item3:   Item 4:             Item 5:       Item 6:      Item 7:         Item 8:
     Name of Issuer     Title of Class      CUSIP    Fair Market   Shares or           Investment   Other       Voting Authority
                                                     Value         Principal  Sh/ Put/ Discretion  Managers   (a)      (b)    (c)
                                                     (x $1000)     Amount     Prn Call                        Sole   Shared  None
Bon-Ton Stores                COM           09776J101    220        42,072  SH          Sole                   42,072
Calpine Corp.                 COM NEW       131347304  1,108        49,100  SH          Sole                   49,100
Charter Communications Inc D  CL A          16117M107    316       300,638  SH          Sole                  300,638
Constar International Inc New COM           21036U107    641       255,324  SH          Sole                  255,324
Federal Mogul                 CL A          313549404  1,678       104,001  SH          Sole                  104,001
Select Sector SPDR            SBI INT-FINL  81369Y605    952        47,000  SH          Sole                   47,000
Georgia Gulf                  COM PAR $0.01 373200203    264        91,025  SH          Sole                   91,025
Hayes Lemmerz Intl            COM NEW       420781304  1,973       694,894  SH          Sole                  694,894
IShares Russell 2000          COM           464287905     97           744  SH  Calls   Sole                      744
Pilgrim's Pride Corp          COM           721467908      6           825  SH  Calls   Sole                      825
Rite Aid Corporation          COM           767754104    438       275,425  SH          Sole                  275,425
Smurfit-Stone Container Corp  COM           832727101    530       130,100  SH          Sole                  130,100

                                           Value:      8,223

                                           Count:         12